Unaudited Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating revenues
Dayrate revenue	$ 155.1	$ 87.7	$ 296.8	$ 151.0
Related party revenue	32.4	17.6	62.7	36.3
Total operating revenues	187.5	105.3	359.5	187.3
Gain on disposals	0.2	0.7	0.3	0.7
Operating expenses
Rig operating and maintenance expenses	(89.5)	(65.5)	(175.0)	(121.1)
Depreciation of non-current assets	(28.0)	(29.5)	(56.2)	(59.0)
Impairment of non-current assets	0.0	(124.4)	0.0	(124.4)
General and administrative expenses	(10.3)	(9.6)	(22.7)	(18.8)
Total operating expenses	(127.8)	(229.0)	(253.9)	(323.3)
Operating income / (loss)	59.9	(123.0)	105.9	(135.3)
Other non-operating income	0.0	2.0	0.0	2.0
Income / (loss) from equity method investments	3.9	(1.1)	6.3	0.0
Financial income (expenses), net
Interest income	1.7	3.9	4.1	3.9
Interest expense	(38.4)	(30.5)	(75.2)	(57.7)
Other financial expenses, net	(12.9)	(10.3)	(19.0)	(18.4)
Total financial expenses, net	(49.6)	(36.9)	(90.1)	(72.2)
Income / (loss) before income taxes	14.2	(159.0)	22.1	(205.5)
Income tax expense	(13.4)	(6.3)	(28.7)	(11.1)
Net income / (loss) attributable to shareholders of Borr Drilling Limited	0.8	(165.3)	(6.6)	(216.6)
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	$ 0.8	$ (165.3)	$ (6.6)	$ (216.6)
Earnings Per Share [Abstract]
Basic loss per share (in dollars per share)	$ 0.00	$ (1.09)	$ (0.03)	$ (1.45)
Diluted loss per share (in dollars per share)	$ 0.00	$ (1.09)	$ (0.03)	$ (1.45)
Weighted-average shares outstanding, basic (in shares)	244,777,228	152,284,619	239,806,937	149,051,857
Weighted-average shares outstanding, diluted (in shares)	248,919,706	152,284,619	239,806,937	149,051,857